Income taxes (Details) - Schedule of loss before income taxes - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income taxes (Details) - Schedule of loss before income taxes [Line Items]
Loss before income taxes	$ (72,309,781)	$ (40,639,653)
United States [Member]
Income taxes (Details) - Schedule of loss before income taxes [Line Items]
Loss before income taxes	$ (72,309,781)	$ (40,639,653)